ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2023
Disclosure Of Accounts Payable [abstract]
ACCOUNTS PAYABLE	ACCOUNTS PAYABLE

	2023	2022
Current
Suppliers	41,824,376	39,003,595
Related parties (Note 19)	3,051,802	2,916,722
Accounts payable for investments in property, plant and equipment	348,192	2,656,884
Provisions for expenses	12,030,872	10,540,082
Total	57,255,242	55,117,283